LOAN FROM THIRD PARTIES (Details Narrative) - Kabbage [Member]	9 Months Ended
Sep. 30, 2020 USD ($)
Payment of loan, Description	Monthly payments are made on 2/29/2020, 3/27/2020,4/27/2020,5/27/2020 and 6/27/2020
Proceeds from loan	$ 100,000
Monthly payments of loan	$ 10,833